UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    FORM 13F

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: September 30, 2008

           Check here if Amendment [ ]; Amendment Number: __________

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.



              Institutional Investment Manager Filing this Report:


                  Name:  W.R. Huff Asset Management Co., L.L.C.

   Address: 1776 On The Green, 67 Park Place, 9th Floor, Morristown, NJ 07960
            -----------------------------------------------------------------


                         Form 13F File Number: 28-10831
                        ---------------------------------


         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:


Name:    Edward T. Dartley
         -----------------------

Title:   Counsel
         -----------------------

Phone:   (973) 984-1233
         -----------------------

Signature, Place, and Date of Signing:

/s/ Edward T. Dartley                   Morristown, NJ            11/14/2008
---------------------------        ------------------------   ------------------
[Signature]                            [City, State]                [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

                                 Report Summary



Number of Other Included Managers:        0
--------------------------------------------------------------------------------

Form 13F Information Table Entry Total:   15
--------------------------------------------------------------------------------

Form 13F Information Table Value Total:   $463,811  (thousands)
--------------------------------------------------------------------------------

List of Other Included Managers:          None

                           FORM 13F INFORMATION TABLE
                                 September 30, 2008


------------------------------------------------------------------------------------------------------------------------------------
    Column 1                    Column 2     Column 3     Column 4        Column 5         Column 6   Column 7        Column 8

                                Title of                  Value     Shares or   SH/ Put/  Investment  Other        Voting Authority
  Name of Issuer                 Class       CUSIP       (x$1000)   Prin. Amt.  PRN Call  Discretion  Managers    Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------

AT&T Inc                         Com         00206R102        903        32,340  SH        SOLE                       32,340
Apple Inc                        Com          37833100      1,362        11,985  SH        SOLE                       11,985
CKX Inc                          Com         12562M106     86,315    14,012,213  SH        SOLE                   14,012,213
Clear Channel Outdoor Hldgs      CL A        18451C109        263        19,200  SH        SOLE                       19,200
Comcast Corp New                 CL A        20030N101     15,436       786,363  SH        SOLE                      786,363
Domtar Corp                      Com         257559104        101        21,850  SH        SOLE                       21,850
FX Real Estate & Entmt Inc       Com         302709100      7,009     6,739,542  SH        SOLE                    6,739,542
Mercer Intl Inc                  Com         588056101      1,420       388,037  SH        SOLE                      388,037
Newfield Expl Co                 Com         651290108        451        14,100  SH        SOLE                       14,100
Peabody Energy Corp              Com         704549104        225         5,000  SH        SOLE                        5,000
Rentrak Corp                     Com         760174102     11,626       840,662  SH        SOLE                      840,662
Time Warner Cable Inc            CL A        88732J108    282,759    11,684,248  SH        SOLE                   11,684,248
Virgin Media Inc                 Com         92769L101     54,150     6,854,423  SH        SOLE                    6,854,423
Whole Foods Mkt Inc              Com         966837106        686        34,250  SH        SOLE                       34,250
Zoltek Cos Ins                   Com         98975W104      1,105        64,565  SH        SOLE                       64,565






----------------------------------
This report includes holdings of certain separately managed accounts of W.R. Huff Asset Management Co., L.L.C. and of certain other limited liability companies and of limited partnerships affiliated with Huff Asset Management. William R. Huff possesses sole power to vote and direct the disposition of all securities held in such separately managed accounts of Huff Asset Management and of such other limited liability companies and limited partnerships affiliated with Huff Asset Management. This report does not include direct or indirect personal holdings, if any, of William R. Huff.